INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Total
Balances at Mar. 10, 2011	$ 0	$ 0	$ 0	$ 0
Sale of ordinary shares to Sponsor on March 11, 2011 at $0.012 per share	25,000	0	0	25,000
Sale of ordinary shares to Sponsor on March 11, 2011 at $0.012 per share (in shares)	2,012,500
Net loss attributable to ordinary shares not subject to possible redemption			(5,000)	(5,000)
Balances at Jun. 30, 2011	25,000	0	(5,000)	20,000
Balance (in shares) at Jun. 30, 2011	2,012,500
Sale on July 20, 2011 of 8,050,000 units at $10 per unit (including 7,349,100 shares subject to possible redemption)	80,500,000	0	0	80,500,000
Sale on July 20, 2011 of 8,050,000 units at $10 per unit (including 7,349,100 shares subject to possible redemption) (in shares)	8,050,000
Underwriters' discount and offering expenses	(4,981,810)	0	0	(4,981,810)
Sale on July 20, 2011 of 4,166,667 private placement warrants to the Sponsor at $0.75 per warrant	0	3,125,000	0	3,125,000
Proceeds subject to possible redemption of 7,349,100 ordinary shares at redemption value	(73,270,527)	0	0	(73,270,527)
Proceeds subject to possible redemption of ordinary shares at redemption value (in shares)	(7,349,100)
Change in proceeds subject to possible redemption of 7,332,647 ordinary shares at redemption value	164,036	0	0	164,036
Change in proceeds subject to possible redemption of 7,332,647 ordinary shares at redemption value (in shares)	16,453
Net loss attributable to ordinary shares not subject to possible redemption	0	0	(556,695)	(556,695)
Balances at Jun. 30, 2012	$ 2,436,699	$ 3,125,000	$ (561,695)	$ 5,000,004
Balance (in shares) at Jun. 30, 2012	2,729,853